STOCKHOLDERS' EQUITY (Details 3) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended					6 Months Ended	3 Months Ended	12 Months Ended
	Mar. 24, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 21, 2013 Stock Options	May 10, 2013 Stock Options	May 06, 2013 Stock Options	Mar. 29, 2013 Stock Options	Jun. 29, 2012 Stock Options	Jun. 30, 2013 Stock Options	Dec. 31, 2011 Company Options	Dec. 31, 2012 Company Options		Dec. 31, 2011 Company Options
Balance Beginning									13,733,488		10,590,161
Awards Granted				632,500	100,000	96,068	180,109	250,000	1,583,677	562,422	5,121,250	[1]	10,682,218	[1]
Options Exercised		(61,372)	1,931,788						(61,372)		(1,931,788)		(92,057)
Expired	5,000
Cancelled									(600,000)		(46,135)
Balance ending									14,655,793	10,590,161	13,733,488		10,590,161
Vested and exercisable									9,623,443	6,581,049	8,370,408		6,581,049
Exercise Price									$ 1.16		$ 0.16
Granted									$ 2.79		$ 2.80		$ 0.16
Exercised											$ 0.13		$ 0.19
Cancelled
Exercise Price				$ 2.98	$ 2.71	$ 2.96		$ 2.80	$ 1.08	$ 0.16	$ 1.16		$ 0.16
Vested and exercisable									$ 0.60	$ 0.13	$ 0.38		$ 0.13
Weighted Average Remaining Contractual Life
Balance Beginning									7 years 8 months 12 days		7 years 7 months 6 days
Granted		10 years		10 years	10 years	10 years	10 years	10 years	9 years 10 months 24 days		9 years 8 months 12 days		7 years 7 months 6 days
Balance ending									7 years 9 months 18 days	7 years 7 months 6 days	7 years 8 months 12 days		7 years 7 months 6 days
Vested and exercisable									6 years 6 months		6 years 8 months 12 days		7 years 6 months
Balance Beginning									$ 26,804,117		$ 14,067,649
Granted									$ 365,845		$ 1,737,530		$ 14,188,484
Balance ending									26,038,328	14,067,649	26,804,117		14,067,649
Vested and exercisable									$ 23,208,051	$ 9,038,719	$ 22,811,422		$ 9,038,719

[1]	This includes: (i) VitaMed Options granted between October 2008 and December 31, 2010 for an aggregate of 7,639,722 Units of which 16,000 were canceled prior to conversion (or Company Options for 9,357,561 shares per the Conversion Ratio), (ii) VitaMed Options granted between January 1, 2011 and October 3, 2011 for an aggregate of 621,000 Units (or Company Options for 762,235 shares per the Conversion Ratio) and (iii) Company Options granted between October 4, 2011 and December 31, 2011 for an aggregate of 562,422 shares. The terms and conditions of the VitaMed Options were reflected in the replacement Company Options including the number of shares vested.